PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAID LAND USE RIGHTS
Prepaid land use rights	¥ 28,246	¥ 716,492
Less: accumulated amortization	(5,244)	(81,539)
Prepaid land use rights, net	23,002	634,953
Asset pledged as security
PREPAID LAND USE RIGHTS
Prepaid land use rights, net	17,733	634,953
Prepaid land use rights, net
PREPAID LAND USE RIGHTS
Amortization of prepaid land use rights	¥ 6,582	¥ 24,961	¥ 26,656